MEMORANDUM OF CHANGES

                       VAN KAMPEN UNIT TRUSTS, SERIES 742

   The Prospectus filed with Amendment No. 1 of the Registration Statement on Form S-6 has been revised to reflect information regarding the deposit of Van Kampen Unit Trusts, Series 742 on March 11, 2008. An effort has been made to set forth below each of the major changes and also to reflect the same by blacklining the marked counterparts of the Prospectus submitted with the Amendment.

   Cover Page. The date of the Prospectus has been completed.

   Pages 2-38. The "Essential Information" sections and "Fee Tables" have been completed. Revisions have been made and the portfolios have been completed.

   Pages 39-41. The Report of Independent Registered Public Accounting Firm and Statements of Condition have been completed.